Commitments - Other commitments (Details) - Co-location, bandwidth fees, licensed copyrights and marketing expenses - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other commitments
No later than 1 year	¥ 32,364	¥ 40,243
Later than 1 year and no later than 5 years	46,768	21,471
More than 5 years	5,094	4,366
Total	¥ 84,226	¥ 66,080